                              [LOGO APPEARS HERE]
                               FIRST MUTUAL FUNDS
                               SEMI-ANNUAL REPORT

                                                                January 15, 1996

Dear Shareholder:

   I am pleased to provide you with the Trust's semi-annual report for the period ended December 31, 1995. We experienced an exciting year of growth with the Trust realizing appreciation of 45.9% for the twelve month period. While the markets have performed well, it should be noted that the Trust has outperformed the S & P 500 consistently for the past twelve months. For the period December 31, 1994 through December 31, 1995, the price of the Trust increased from $8.32 to $11.21, which included a distribution of $.925 which was paid in December. The Trust's average total return since inception and for the one, three and five year periods ending December 31, 1995 are 14.05%, 45.90%, 12.58% and 12.97%, respectively.

   Last year the stock market's return exceeded its historical norm as corporate profits continued to rise and interest rates declined over 100 basis points. The good news is that corporate cash flows should continue to rise. Because of this trend, it is our view that in 1996 investors will see more share buy backs, higher dividend payments and increased merger and acquisition activity.

   We expect that the markets will be less generous in 1996. Therefore we continue to look to protecting our profits and will adhere strictly to our buy and sell disciplines. One major piece of the puzzle this year will be knowing when to sell the "winners" of the previous year. Stable growth in our top holdings such as Citicorp, HFS Systems (formerly Hospitality Franchise Systems), Philip Morris Companies and Biochem Pharmaceutical contributed to the excellent performance of the Trust this year.

   The Trust will continue to be managed in a prudent manner. Our investment philosophy remains; that a portfolio of diversified growth companies, properly balanced with a valuation discipline and an eye to risk aversion will provide above average returns over a full market cycle. We thank you again for your support of First Mutual Funds and look forward to providing you with a portfolio which meets your investment needs.

                                              Cordially,
                                              /s/ David P. Como
                                              David P. Como
                                              President

SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                 VALUE
 -------                                                             -----------
         COMMON STOCKS - 100.05%
         CHEMICALS - 8.58%
  30,000 First Mississippi Corp. .................................   $   795,000
  20,000 IMC Global, Inc. ........................................       817,500
  15,000 Morton International, Inc. ..............................       538,125
                                                                     -----------
                                                                       2,150,625
                                                                     -----------
         COMPUTER-PERIPHERAL/GRAPHICS - 1.64%
  15,000 Silicon Graphics, Inc.*..................................       412,500
                                                                     -----------
         DIVERSIFIED OPERATIONS - 3.67%
  10,000 Allied Signal, Inc. .....................................       475,000
  10,000 American Brands, Inc. ...................................       446,250
                                                                     -----------
                                                                         921,250
                                                                     -----------
         ELECTRICAL-CONTROL INSTRUMENTS - 2.02%
  22,800 Perceptron, Inc.*........................................       507,300
                                                                     -----------
         ELECTRICAL-INSTRUMENTATION - 2.59%
  12,500 Thermo Electron Corp.*...................................       650,000
                                                                     -----------
         ELECTRICAL-SEMI CONDUCTORS - 3.21%
  32,000 Continental Circuits Corp.*..............................       520,000
   5,000 Motorola, Inc. ..........................................       285,000
                                                                     -----------
                                                                         805,000
                                                                     -----------
         FINANCIAL INSTITUTIONS - 9.39%
  10,000 Bank of Boston Corp. ....................................       462,500
   5,000 Citicorp.................................................       336,250
  10,000 First USA, Inc. .........................................       443,750
  25,000 Insignia Financial Group, Inc. Cl A*.....................       962,500
  10,000 ISB Financial Corp. .....................................       150,000
                                                                     -----------
                                                                       2,355,000
                                                                     -----------
         FOOD PRODUCTS - 2.22%
  16,800 Heinz (H.J.) Co. ........................................       556,500
                                                                     -----------

SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                 VALUE
 -------                                                             -----------
         GOLD - 1.89%
  21,253 Firstmiss Gold, Inc.*....................................   $   472,879
                                                                     -----------
         LEISURE-GAMES/HOBBY - 1.30%
  10,000 Ride Snowboard Co.*......................................       326,250
                                                                     -----------
         LEISURE-HOTELS/MOTELS - 4.89%
  15,000 Hospitality Franchise Systems, Inc.*.....................     1,226,250
                                                                     -----------
         MACHINERY-DIVERSIFIED - 1.87%
  10,000 York International Corp. ................................       470,000
                                                                     -----------
         MACHINERY-METAL - 1.26%
  40,000 Medar, Inc.*.............................................       315,000
                                                                     -----------
         MEDIA-RADIO/TV - 6.66%
  30,000 American Radio Systems Corp.*............................       840,000
  17,500 Viacom, Inc. Cl B*.......................................       829,063
                                                                     -----------
                                                                       1,669,063
                                                                     -----------
         MEDIA-NEWSPAPERS - 2.03%
  15,000 Times Mirror Co., Cl A...................................       508,125
                                                                     -----------
         MEDICAL-BIOMED-GENETICS - 3.60%
  22,500 Biochem Pharma, Inc.*....................................       902,813
                                                                     -----------
         MEDICAL-NURSING HOMES - 0.52%
  10,000 Assisted Living Concepts, Inc.*..........................       131,250
                                                                     -----------
         MEDICAL-PRODUCTS/SUPPLY - 5.78%
  20,000 Angeion Corp.*...........................................       170,000
  20,000 ATS Medical, Inc.*.......................................       185,000
  10,000 ATS Medical, Inc. Warrants*..............................         9,375
  10,000 Boston Scientific Corp.*.................................       490,000
  10,000 Guidant Corp. ...........................................       422,500
  15,000 Sano Corp.*..............................................       172,500
                                                                     -----------
                                                                       1,449,375
                                                                     -----------
         MINING - 1.41%
   5,000 Potash Corp. ............................................       354,375
                                                                     -----------

SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                 VALUE
 -------                                                             -----------
         OIL & GAS - 5.90%
  15,000 Occidental Petroleum Corp. ..............................   $   320,625
  15,000 Petroleum Geo-Services ADRs*.............................       375,000
  10,000 Texaco, Inc. ............................................       785,000
                                                                     -----------
                                                                       1,480,625
                                                                     -----------
         OIL & GAS-EXPLORATION & PRODUCTS - 7.47%
 100,000 Abacan Resource Corp.*...................................       268,750
  50,000 Belden & Blake Corp.*....................................       875,000
  25,000 Cairn Energy USA, Inc.*..................................       350,000
  50,000 Queen Sand Resources, Inc.*..............................       200,000
  15,000 Swift Energy Co.*........................................       180,000
                                                                     -----------
                                                                       1,873,750
                                                                     -----------
         PUBLISHING-NEWS - 1.18%
  15,000 Harte Hanks Communications, Inc. ........................       296,250
                                                                     -----------
         RETAIL-DEPARTMENT STORES - 4.33%
  22,000 Federated Department Stores, Inc.*.......................       605,000
  20,000 Strawbridge & Clothier Cl A..............................       480,000
                                                                     -----------
                                                                       1,085,000
                                                                     -----------
         RETAIL-MAIL ORDER - 3.06%
  22,500 CUC International, Inc.*.................................       767,812
                                                                     -----------
         TELECOMMUNICATIONS EQUIPMENT - 4.17%
  15,000 AirTouch Communications, Inc.*...........................       423,750
  10,000 Glenayre Technologies, Inc.*.............................       622,500
                                                                     -----------
                                                                       1,046,250
                                                                     -----------
         TELECOMMUNICATIONS SERVICES - 2.81%
  20,000 Worldcom, Inc. ..........................................       705,000
                                                                     -----------
         TEXTILE-APPAREL MANUFACTURING - 2.99%
  30,000 Warnaco Group, Inc. Cl A.................................       750,000
                                                                     -----------

SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                      MARKET
 SHARES                                                                VALUE
 -------                                                            -----------
         TOBACCO - 3.61%
  10,000 Philip Morris Companies, Inc. ..........................   $   905,000
                                                                    -----------
         TOTAL COMMON STOCKS (COST $19,161,341) - 100.05%........    25,093,242
                                                                    -----------
         TOTAL INVESTMENTS (COST $19,161,341**) - 100.05%........    25,093,242
         OTHER LIABILITIES LESS OTHER ASSETS - (0.05)%...........       (12,568)
                                                                    -----------
         NET ASSETS - 100.00%....................................   $25,080,674
                                                                    ===========

*Non-income producing security
**Cost for Federal income tax purposes is $19,161,341 and net unrealized appreciation consists of:
         Gross unrealized appreciation...........................   $ 6,208,320
         Gross unrealized depreciation...........................      (276,419)
                                                                    -----------
         Net unrealized appreciation.............................   $ 5,931,901
                                                                    ===========

The notes to the financial statements are an integral part of these statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value
  (identified cost $19,161,341) (Note 1)........................... $25,093,242
 Cash..............................................................     452,766
 Receivables:
  Dividends........................................................      28,902
  Investment securities sold.......................................     291,690
  Capital stock sold...............................................         250
 Other assets......................................................      16,406
                                                                    -----------
  TOTAL ASSETS.....................................................  25,883,256
                                                                    -----------
LIABILITIES
 Payable for investment securities purchased.......................     572,863
 Distributions payable.............................................     205,228
 Accrued expenses..................................................      24,491
                                                                    -----------
  TOTAL LIABILITIES................................................     802,582
                                                                    -----------
NET ASSETS
 (applicable to outstanding shares of 2,238,043; unlimited shares of $0.001 par value authorized).................................. $25,080,674
                                                                    ===========
 Net asset value, offering and redemption price per share
  ($25,080,674 / 2,238,043)........................................ $     11.21
                                                                    ===========
SOURCE OF NET ASSETS
 Paid-in capital................................................... $18,188,688
 Accumulated net realized gain on investments......................     960,085
 Net unrealized appreciation of investments........................   5,931,901
                                                                    -----------
  NET ASSETS....................................................... $25,080,674
                                                                    ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF OPERATIONS
DECEMBER 31, 1995 (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends.......................................................... $  125,637
 Interest...........................................................      6,398
                                                                     ----------
  TOTAL INCOME......................................................    132,035
                                                                     ----------
EXPENSES
 Advisory fees (Note 3).............................................     85,490
 Distribution expense (Note 3)......................................     28,497
 Administrator expense..............................................     20,885
 Transfer agent fees................................................     17,054
 Bookkeeping and pricing............................................     11,967
 Insurance expense..................................................      8,854
 Custodian fees.....................................................      8,514
 Legal expense......................................................      5,976
 Registration expense...............................................      5,935
 Independent accountants............................................      5,844
 Other..............................................................      3,726
 Trustees' fees and expenses........................................      2,792
 Reports to shareholders............................................      1,978
                                                                     ----------
  TOTAL EXPENSES....................................................    207,512
                                                                     ----------
  NET INVESTMENT LOSS...............................................    (75,477)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from security transactions.......................  2,332,288
 Net change in unrealized appreciation of investments...............  2,083,676
                                                                     ----------
 Net realized and unrealized gain on investments....................  4,415,964
                                                                     ----------
 Net increase in net assets resulting from operations............... $4,340,487
                                                                     ==========

The notes to financial statements are an integral part of these statements.

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                          ENDED         YEAR
                                                       DECEMBER 31,     ENDED
                                                           1995       JUNE 30,
                                                       (UNAUDITED)      1995
                                                       ------------  -----------
OPERATIONS
 Net investment loss.................................  $   (75,477)  $  (144,069)
 Net realized gain on investments....................    2,332,288       555,050
 Net change in unrealized appreciation of invest-
  ments..............................................    2,083,676     3,822,245
                                                       -----------   -----------
 Net increase in net assets resulting from opera-
  tions..............................................    4,340,487     4,233,226
                                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from realized gains on investments
  ($0.9235 and $0.1877 per share, respectively)......   (1,927,263)     (406,887)
                                                       -----------   -----------
                                                        (1,927,263)     (406,887)
                                                       -----------   -----------
CAPITAL SHARE TRANSACTIONS
 Receipt from shares sold............................    1,193,469     2,464,698
 Receipt from shares issued on reinvestment of dis-
  tributions.........................................    1,722,035       369,927
 Shares redeemed.....................................     (529,432)   (7,825,757)
                                                       -----------   -----------
 Net increase (decrease) in net assets resulting from
  capital share transactions (a).....................    2,386,072    (4,991,132)
                                                       -----------   -----------
  Total Increase (Decrease) in Net Assets............    4,799,296    (1,164,793)
NET ASSETS
 Beginning of year...................................   20,281,378    21,446,171
                                                       -----------   -----------
 End of year.........................................  $25,080,674   $20,281,378
                                                       ===========   ===========
 (a)Transactions in capital stock were:
  Shares sold........................................      108,430       279,383
  Shares issued on reinvestment of distributions.....      154,859        46,299
  Shares redeemed....................................      (48,202)     (914,197)
                                                       -----------   -----------
  Net increase (decrease)............................      215,087      (588,515)
  Beginning balance..................................    2,022,956     2,611,471
                                                       -----------   -----------
  Ending balance.....................................    2,238,043     2,022,956
                                                       ===========   ===========

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                           SIX MONTHS
                             ENDED
                          DECEMBER 31,            YEARS ENDED JUNE 30,
                              1995       -------------------------------------------
                          (UNAUDITED)     1995     1994     1993     1992     1991
                          ------------   -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF YEAR......     $10.03        $8.21    $9.29    $8.49    $9.24    $9.30
                            -------      -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income..       0.04        (0.09)   (0.09)   (0.06)    0.01     0.03
 Net gains (losses) on
  securities (both
  realized and
  unrealized)...........       2.06         2.10    (0.13)    1.09    (0.09)    0.31
                            -------      -------  -------  -------  -------  -------
  Total from investment
   operations...........       2.10         2.01    (0.22)    1.03    (0.08)    0.34
                            -------      -------  -------  -------  -------  -------
 LESS DISTRIBUTIONS
 Dividends
  (from net investment
  income)...............       0.00         0.00     0.00     0.00    (0.02)   (0.06)
 Distributions
  (from capital gains)..      (0.92)       (0.19)   (0.86)   (0.23)   (0.65)   (0.34)
                            -------      -------  -------  -------  -------  -------
  Total distributions...      (0.92)       (0.19)   (0.86)   (0.23)   (0.67)   (0.40)
                            -------      -------  -------  -------  -------  -------
NET ASSET VALUE,
  END OF YEAR...........     $11.21       $10.03    $8.21    $9.29    $8.49    $9.24
                            =======      =======  =======  =======  =======  =======
TOTAL RETURN............     45.93% /1/   25.04%  (3.91%)   12.17%  (1.01%)    4.35%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in 000's).....    $25,081      $20,281  $21,446  $19,093  $18,143  $16,606
 Ratio of expenses to
  average net assets
  **....................      1.80% /1/    2.16%    1.97%    1.99%    1.87%    2.32%
 Ratio of net investment
  income to average net
  assets **.............     (0.65%)/1/   (0.77%)  (0.97%)  (0.61%)   0.08%    0.36%
 Portfolio turnover
  rate..................        56% /1/     198%     178%     172%     175%     178%

---------------------------------
** Average net assets have been computed on the basis of the value of the net assets at the end of the month.
/1/ Annualized

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     DECEMBER 31, 1995

-------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
The Trust is registered under the Investment Company Act of 1940, as amended, as an open-ended, diversified management company. The Trust's primary investment objective is to seek capital appreciation principally through investments in common stock. The Trust may also invest in securities convertible into common stock such as convertible bonds or preferred stock.
Its secondary investment objective is to seek income from dividends and interest. Because of the risks inherent in any investment program, the Trust cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest which approximates market value.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of the Trust is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Trust shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of the Trust to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $13,267,922 and $12,682,739 respectively, for the six months ended December 31, 1995.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     DECEMBER 31, 1995

-------------------------------------------------------------------------------

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer, Wortham & Co., Inc. (the "Advisor") is the investment advisor for the Trust pursuant to an investment advisory agreement (the "Agreement") effective October 31, 1991. Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid quarterly, of 0.75% on the first $40,000,000 of the average daily net assets of the Trust and 0.50% on average daily net assets over $40,000,000.

For the six months ended December 31, 1995, the Trust paid the Advisor $85,490 in advisory fees. The Trust has adopted a Distribution Plan (the "Plan"), effective October 31, 1991, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Trust to pay certain expenses associated with the distribution of its shares. The Plan provides that the Trust will reimburse Fund/Plan Broker Services, Inc. (the "Distributor"), the Trust's sole Underwriter and Distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Trust's average daily net assets. For the six months ended December 31, 1995, the Trust reimbursed the Distributor $28,497 for distribution costs incurred.

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

                              FIRST MUTUAL FUNDS
                        1 East Putnam Avenue, 3rd Floor
                              Greenwich, CT 06830

OFFICERS
David P. Como, President
H. Williamson Ghriskey, Jr. Vice President
Secretary/Treasurer

LEGAL COUNSEL
Stradley, Ronon, Stevens, & Young
2600 One Commerce Square
Philadelphia, PA 19103

CUSTODIAN United
Missouri Bank KC, NA
P.O. Box 412797
Kansas City, MO 64141-2797

INVESTMENT ADVISOR
Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza, Suite
700 Philadelphia, PA 19102

FUND ADMINISTRATION
Fund/Plan Services, Inc.
P.O. Box 874
Conshohocken, PA 19428

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

SEMI-ANNUAL REPORT
DECEMBER 31, 1995




             TRUSTEES:

Robert H. Breslin, Jr.
         David P. Como
     Raymond Eisenberg
           David Elias
       Robert S. Lazar
      Martin S. Levine
  Therese C. Thibadeau
     James F. Twaddell

[LOGO APPEARS HERE]

800-257-4414
FOR ADDITIONAL INFORMATION OR A PROSPECTUS PLEASE CALL:

  First Mutual Funds
1 East Putnam Avenue
           3rd Floor
 Greenwich, CT 06830